Consolidated Statements of Financial Statements - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 147,078	$ 172,758	$ 95,676
Accounts receivable	258,579	212,206	213,375
Contract assets	96,319	82,760	66,722
Inventories	193,785	172,687	212,251
Work-in-progress related to finance leases	44,234	36,169	0
Current portion of finance leases receivable	20,965	15,248	3,047
Income taxes receivable	2,448	3,732	23,718
Derivative financial instruments	306	294	491
Other current assets		13,853	9,047
Prepayments	16,971	13,853
Total current assets	780,685	709,707	624,327
Property, plant and equipment	95,088	96,414	102,636
Rental equipment	606,089	610,328	637,814
Lease right-of-use assets	45,866	49,887	54,184
Finance leases receivable	118,207	88,110	61,227
Deferred tax assets	9,195	9,293	48,216
Other assets	62,510	51,315	58,600
Intangible assets	7,202	10,118	16,544
Goodwill	568,044	566,270	576,028
Total assets	2,292,886	2,191,442	2,179,576
Current liabilities
Accounts payable and accrued liabilities	278,166	240,747	182,152
Warranty provisions	6,395	6,636	10,549
Income taxes payable	9,250	9,318	4,387
Deferred revenues	116,936	84,614	35,409
Current portion of long-term debt	4,735	0	40,000
Current portion of lease liabilities	13,127	13,906	14,693
Derivative financial instruments	186	180	371
Total current liabilities	428,795	355,401	287,561
Long-term debt	341,216	331,422	349,712
Lease liabilities	39,834	43,108	47,233
Deferred tax liabilities	91,731	91,972	87,408
Other liabilities	12,413	15,785	10,967
Total liabilities	913,989	837,688	782,881
Shareholders' equity
Share capital	375,540	375,524	375,524
Contributed surplus	659,537	658,615	656,832
Retained earnings	283,461	274,962	301,040
Accumulated other comprehensive income	60,359	44,653	63,299
Total shareholders' equity	1,378,897	1,353,754	1,396,695
Total liabilities and shareholders' equity	$ 2,292,886	$ 2,191,442	$ 2,179,576